Long-term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
2026	$ 295,490
2027	349,604
2028	280,046
2029	314,124
2030	102,068
2031 and thereafter	446,783
Total	$ 1,788,115	$ 1,605,654